Summary of Components of Federal Income Tax Expense (Benefit) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of federal income tax (benefit) expense attributable to (loss) income before income attributable to noncontrolling interest
Current tax (benefit) expense	[1]	$ (21)	$ (177)	$ 61
Deferred tax expense (benefit)	[1]	232	(231)	65
Total federal income tax expense (benefit)		$ 211	$ (408)	$ 126

[1]	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Tax Cuts and Jobs Act for the year ended December 31, 2017.